Operating Segments (Tables)	12 Months Ended
Apr. 30, 2023
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Summary of Operating and Reportable Segments
The following is an analysis of the Group’s revenues and results by operating and
reportable segments:
For the year ended April 30, 2021

	Digital solutions services— non financial services	Digital solutions services— financial services	Digital media, content, and marketing services and others	Consolidated
	US$	US$	US$	US$
Segment revenues
Revenue from external customers	22,777	1,438	—	24,215
Revenue from related parties	963	73	—	1,036

	23,740	1,511	—	25,251

Changes in fair value on financial assets measured at FVTPL	—	—	9,063	9,063

Segment profits	18,605	140	9,130	27,875
Unallocated:
Other gains and losses				(39)
Corporate expenses				(2,529)

Profit before tax				25,307

For the year ended April 30, 2022

	Digital solutions services— non financial services	Digital solutions services— financial services	Digital media, content, and marketing services and others	Consolidated
	US$	US$	US$	US$
Segment revenues
Revenue from external customers	22,047	1,430	68	23,545
Revenue from related parties	1,642	84	—	1,726

	23,689	1,514	68	25,271

Changes in fair value on financial assets measured at FVTPL	—	—	16,940	16,940

Segment profits	17,527	122	17,491	35,140
Unallocated:
Other income				4
Other gains and losses				609
Corporate expenses				(6,883)

Profit before tax				28,870

For the year ended April 30, 2023

	Digital solutions services— non financial services	Digital solutions services— financial services	Hotel operations, hospitality and VIP services	Digital media, content, and marketing services and others	Consolidated
	US$	US$	US$	US$	US$
Segment revenues
Revenue from external customers	25,869	1,480	2,195	1,294	30,838
Revenue from related parties	2,168	60	—	—	2,228

	28,037	1,540	2,195	1,294	33,066

Changes in fair value on financial assets measured at FVTPL	—	—	—	15,386	15,386

Segment profits/(losses)	21,470	87	(1,858)	19,287	38,986
Unallocated:
Other income					13,330
Other gains and losses					153
Corporate expenses					(7,844)

Profit before tax					44,625

Summary of Revenue from Customers
Revenue from customers of the corresponding years contributing over 10% of the total sales of the Group are as follows:

	2021		2022		2023
	US$		US$		US$
Customer A 1	2,838		N/A	3	N/A	3
Customer B 1	N/A	3	2,566		N/A	3
Customer C 2	N/A	3	N/A	3	4,673

1	Revenue from digital solutions services—non financial services segment
2	Revenue from digital solutions services—non financial services segment and digital media, content, and marketing services and others segment
3	Revenue by this customer is less than 10% of the total revenue